Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive loss	Accumulated deficit
BALANCE, value at Dec. 31, 2015	$ 1,135,358	$ 438	$ 2,008,440	$ (1,216)	$ (872,304)
BALANCE, shares at Dec. 31, 2015		43,821,114
Net income / (loss)	(81,696)				(81,696)
Other comprehensive income / (loss)	(263)			(263)
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), value	2,285	$ 2	2,283
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), shares		134,545
BALANCE, value at Jun. 30, 2016	1,055,684	$ 440	2,010,723	(1,479)	(954,000)
BALANCE, shares at Jun. 30, 2016		43,955,659
BALANCE, value at Dec. 31, 2016	1,037,230	$ 566	2,063,490	(294)	(1,026,532)
BALANCE, shares at Dec. 31, 2016		56,628,907
Net income / (loss)	(26,229)				(26,229)
Other comprehensive income / (loss)	435			435
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), value	6,360	$ 5	6,355
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), shares		476,300
Issuance of common stock (Note 9), value	50,554	$ 63	50,491
Issuance of common stock (Note 9), shares		6,310,272
BALANCE, value at Jun. 30, 2017	$ 1,068,350	$ 634	$ 2,120,336	$ 141	$ (1,052,761)
BALANCE, shares at Jun. 30, 2017		63,415,479